NOTE 14. Summary of unvested options (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Number of Shares
Unvested on January 1, 2014	81,902
Vested	(76,082)
Forfeited or exercised	(1,320)
Unvested on December 31, 2014	4,500
Expected to vest thereafter	4,500
Weighted Average Fair Value
Unvested on January 1, 2014	$ 5.46
Vested	$ 5.41
Forfeited	$ 4.1
Unvested on December 31, 2014	$ 6.59
Expected to vest thereafter, Weighted Average Fair Value	$ 6.59